Cover	Jun. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-37648
Entity Registrant Name	Oncocyte Corp
Entity Central Index Key	0001642380
Entity Tax Identification Number	27-1041563
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	2 International Plaza Dr.
Entity Address, Address Line Two	Suite 510
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37217
City Area Code	(949)
Local Phone Number	409-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	OCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false